OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 3,209	$ 2,781
Impairment charge for the year	0	0	$ 777
Other Intangible Assets, ending	3,027	3,209	2,781
Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	25,678	24,195
Additions	1,270	1,463
Foreign exchange movements	(110)	20
Other Intangible Assets, ending	26,838	25,678	24,195
Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(22,469)
Amortization charge for the year	(1,342)
Other Intangible Assets, ending	(23,811)	(22,469)
Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(22,469)	(21,414)
Amortization charge for the year		(1,055)
Other Intangible Assets, ending		(22,469)	(21,414)
Patents [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	345	345
Other Intangible Assets, ending	345	345	345
Patents [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	541	541
Additions	0	0
Foreign exchange movements	0	0
Other Intangible Assets, ending	541	541	541
Patents [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(196)
Amortization charge for the year	0
Other Intangible Assets, ending	(196)	(196)
Patents [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(196)	(196)
Amortization charge for the year		0
Other Intangible Assets, ending		(196)	(196)
Trademarks [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	371	371
Other Intangible Assets, ending	371	371	371
Trademarks [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	371	371
Additions	0	0
Foreign exchange movements	0	0
Other Intangible Assets, ending	371	371	371
Trademarks [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	0
Amortization charge for the year	0
Other Intangible Assets, ending	0	0
Trademarks [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	0	0
Amortization charge for the year		0
Other Intangible Assets, ending		0	0
Customer Lists [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	180	251
Other Intangible Assets, ending	$ 153	180	251
Customer Lists [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Estimated remaining useful life	5 years
Customer Lists [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 2,817	2,817
Additions	0	0
Foreign exchange movements	0	0
Other Intangible Assets, ending	2,817	2,817	2,817
Customer Lists [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(2,637)
Amortization charge for the year	(27)
Other Intangible Assets, ending	(2,664)	(2,637)
Customer Lists [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(2,637)	(2,566)
Amortization charge for the year		(71)
Other Intangible Assets, ending		(2,637)	(2,566)
Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	2,313	1,814
Other Intangible Assets, ending	$ 2,158	2,313	1,814
Software [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Estimated remaining useful life	3 years
Software [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Estimated remaining useful life	5 years
Software [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 21,949	20,466
Additions	1,270	1,463
Foreign exchange movements	(110)	20
Other Intangible Assets, ending	23,109	21,949	20,466
Software [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(19,636)
Amortization charge for the year	(1,315)
Other Intangible Assets, ending	(20,951)	(19,636)
Software [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(19,636)	(18,652)
Amortization charge for the year		(984)
Other Intangible Assets, ending		(19,636)	$ (18,652)
Software Licenses [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	500
Other Intangible Assets, ending	$ 100	$ 500